August 7, 2020

BY EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Artisan Partners Funds, Inc.: (File Nos. 033-88316 and 811-08932)

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), Artisan Partners Funds, Inc. (“Artisan Partners Funds”) certifies that:

a.

the forms of prospectus and statement of additional information for Artisan Global Equity Fund—Advisor Shares, a new class of Artisan Global Equity Fund, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the most recent post-effective amendment to Artisan Partners Funds’ registration statement on Form N-1A; and

b.	the text of the most recent post-effective amendment to Artisan Partners Funds’ registration statement was filed with the Securities and Exchange Commission electronically on August 4, 2020.

Very truly yours,

ARTISAN PARTNERS FUNDS, INC.

/s/ Laura E. Simpson
By: Laura E. Simpson Its: Vice President and Assistant Secretary